PRESTIGE CAPITAL CORPORATION [A Development Stage Company] Condensed Balance Sheets [Unaudited] (USD $)	Jun. 30, 2011		Dec. 31, 2010
Current Assets
Cash	$ 0		$ 2,390
Note Receivable	130
Total Current Assets	130		2,390
Total Assets	130		2,390
Current Liabilities
Accounts payable	19,002		6,988
Accrued interest	16,329		12,745
Shareholder loans	93,962		88,442
Total Current Liabilities	129,293		108,175
Total Liabilities	129,293		108,175
Stockholders' Equity (Deficit)
Preferred stock - 10,000,000 shares authorized - No shares issued and outstanding		[1]		[1]
Common stock - 100,000,000 shares authorized having a par value of $0.001 per share; 2,332,200 shares issued and outstanding at June 30, 2011 and 2,302,200 shares issued and outstanding at December 31, 2010	2,332	[2]	2,302	[2]
Additional Paid in Capital	394,627		385,657
Accumulated Retained Deficit	(383,749)		(383,749)
Deficit accumulated during the development stage	(142,373)		(109,995)
Total Stockholders' Equity (Deficit)	(129,163)		(105,785)
Total Liabilities and Stockholders' Equity (Deficit)	$ 130		$ 2,390

[1]	10,000,000 shares authorized - No shares issued and outstanding
[2]	100,000,000 shares authorized having a par value of $0.001 per share; 2,332,200 shares issued and outstanding at June 30, 2011